Fair Value Measurements - Summary Of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	$ 15,800,000	$ 22,700,000	$ 30,800,000
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 8,295,000	$ 11,917,500	$ 16,170,000